Average Annual Total Returns	Delaware Ivy Asset Strategy Fund MSCI ACWI (All Country World Index) (gross) 1 year	Delaware Ivy Asset Strategy Fund MSCI ACWI (All Country World Index) (gross) 5 years	Delaware Ivy Asset Strategy Fund MSCI ACWI (All Country World Index) (gross) 10 years	Delaware Ivy Asset Strategy Fund MSCI ACWI (All Country World Index) (net) 1 year	Delaware Ivy Asset Strategy Fund MSCI ACWI (All Country World Index) (net) 5 years	Delaware Ivy Asset Strategy Fund MSCI ACWI (All Country World Index) (net) 10 years	Delaware Ivy Asset Strategy Fund Class A 1 year	Delaware Ivy Asset Strategy Fund Class A 5 years	Delaware Ivy Asset Strategy Fund Class A 10 years	Delaware Ivy Asset Strategy Fund Class A After Taxes on Distributions 1 year	Delaware Ivy Asset Strategy Fund Class A After Taxes on Distributions 5 years	Delaware Ivy Asset Strategy Fund Class A After Taxes on Distributions 10 years	Delaware Ivy Asset Strategy Fund Class A After Taxes on Distributions and Sales 1 year	Delaware Ivy Asset Strategy Fund Class A After Taxes on Distributions and Sales 5 years	Delaware Ivy Asset Strategy Fund Class A After Taxes on Distributions and Sales 10 years	Delaware Ivy Asset Strategy Fund Class C 1 year	Delaware Ivy Asset Strategy Fund Class C 5 years	Delaware Ivy Asset Strategy Fund Class C 10 years	Delaware Ivy Asset Strategy Fund Class I 1 year	Delaware Ivy Asset Strategy Fund Class I 5 years	Delaware Ivy Asset Strategy Fund Class I 10 years	Delaware Ivy Asset Strategy Fund Class R6 1 year	Delaware Ivy Asset Strategy Fund Class R6 5 years	Delaware Ivy Asset Strategy Fund Class R6 Lifetime	Delaware Ivy Asset Strategy Fund Class R6 Inception Date	Delaware Ivy Asset Strategy Fund Class R 1 year	Delaware Ivy Asset Strategy Fund Class R 5 years	Delaware Ivy Asset Strategy Fund Class R 10 years	Delaware Ivy Asset Strategy Fund Class Y 1 year	Delaware Ivy Asset Strategy Fund Class Y 5 years	Delaware Ivy Asset Strategy Fund Class Y 10 years	Delaware Ivy Balanced Fund S&P 500® Index 1 year	Delaware Ivy Balanced Fund S&P 500® Index 5 years	Delaware Ivy Balanced Fund S&P 500® Index 10 years	Delaware Ivy Balanced Fund Bloomberg US Aggregate Index 1 year	Delaware Ivy Balanced Fund Bloomberg US Aggregate Index 5 years	Delaware Ivy Balanced Fund Bloomberg US Aggregate Index 10 years	Delaware Ivy Balanced Fund Class A 1 year	Delaware Ivy Balanced Fund Class A 5 years	Delaware Ivy Balanced Fund Class A 10 years	Delaware Ivy Balanced Fund Class A After Taxes on Distributions 1 year	Delaware Ivy Balanced Fund Class A After Taxes on Distributions 5 years	Delaware Ivy Balanced Fund Class A After Taxes on Distributions 10 years	Delaware Ivy Balanced Fund Class A After Taxes on Distributions and Sales 1 year	Delaware Ivy Balanced Fund Class A After Taxes on Distributions and Sales 5 years	Delaware Ivy Balanced Fund Class A After Taxes on Distributions and Sales 10 years	Delaware Ivy Balanced Fund Class C 1 year	Delaware Ivy Balanced Fund Class C 5 years	Delaware Ivy Balanced Fund Class C 10 years	Delaware Ivy Balanced Fund Class I 1 year	Delaware Ivy Balanced Fund Class I 5 years	Delaware Ivy Balanced Fund Class I 10 years	Delaware Ivy Balanced Fund Class R6 1 year	Delaware Ivy Balanced Fund Class R6 5 years	Delaware Ivy Balanced Fund Class R6 Lifetime	Delaware Ivy Balanced Fund Class R6 Inception Date	Delaware Ivy Balanced Fund Class R 1 year	Delaware Ivy Balanced Fund Class R 5 years	Delaware Ivy Balanced Fund Class R 10 years	Delaware Ivy Balanced Fund Class Y 1 year	Delaware Ivy Balanced Fund Class Y 5 years	Delaware Ivy Balanced Fund Class Y 10 years	Delaware Ivy Core Equity Fund S&P 500® Index 1 year	Delaware Ivy Core Equity Fund S&P 500® Index 5 years	Delaware Ivy Core Equity Fund S&P 500® Index 10 years	Delaware Ivy Core Equity Fund Class A 1 year	Delaware Ivy Core Equity Fund Class A 5 years	Delaware Ivy Core Equity Fund Class A 10 years	Delaware Ivy Core Equity Fund Class A After Taxes on Distributions 1 year	Delaware Ivy Core Equity Fund Class A After Taxes on Distributions 5 years	Delaware Ivy Core Equity Fund Class A After Taxes on Distributions 10 years	Delaware Ivy Core Equity Fund Class A After Taxes on Distributions and Sales 1 year	Delaware Ivy Core Equity Fund Class A After Taxes on Distributions and Sales 5 years	Delaware Ivy Core Equity Fund Class A After Taxes on Distributions and Sales 10 years	Delaware Ivy Core Equity Fund Class C 1 year	Delaware Ivy Core Equity Fund Class C 5 years	Delaware Ivy Core Equity Fund Class C 10 years	Delaware Ivy Core Equity Fund Class I 1 year	Delaware Ivy Core Equity Fund Class I 5 years	Delaware Ivy Core Equity Fund Class I 10 years	Delaware Ivy Core Equity Fund Class R6 1 year	Delaware Ivy Core Equity Fund Class R6 5 years	Delaware Ivy Core Equity Fund Class R6 Lifetime	Delaware Ivy Core Equity Fund Class R6 Inception Date	Delaware Ivy Core Equity Fund Class R 1 year	Delaware Ivy Core Equity Fund Class R 5 years	Delaware Ivy Core Equity Fund Class R 10 years	Delaware Ivy Core Equity Fund Class Y 1 year	Delaware Ivy Core Equity Fund Class Y 5 years	Delaware Ivy Core Equity Fund Class Y 10 years	Delaware Ivy Systematic Emerging Markets Equity Fund MSCI Emerging Markets Index (net) 1 year	Delaware Ivy Systematic Emerging Markets Equity Fund MSCI Emerging Markets Index (net) 5 years	Delaware Ivy Systematic Emerging Markets Equity Fund MSCI Emerging Markets Index (net) 10 years	Delaware Ivy Systematic Emerging Markets Equity Fund MSCI Emerging Markets Index (gross) 1 year	Delaware Ivy Systematic Emerging Markets Equity Fund MSCI Emerging Markets Index (gross) 5 years	Delaware Ivy Systematic Emerging Markets Equity Fund MSCI Emerging Markets Index (gross) 10 years	Delaware Ivy Systematic Emerging Markets Equity Fund Class A 1 year	Delaware Ivy Systematic Emerging Markets Equity Fund Class A 5 years	Delaware Ivy Systematic Emerging Markets Equity Fund Class A 10 years	Delaware Ivy Systematic Emerging Markets Equity Fund Class A After Taxes on Distributions 1 year	Delaware Ivy Systematic Emerging Markets Equity Fund Class A After Taxes on Distributions 5 years	Delaware Ivy Systematic Emerging Markets Equity Fund Class A After Taxes on Distributions 10 years	Delaware Ivy Systematic Emerging Markets Equity Fund Class A After Taxes on Distributions and Sales 1 year	Delaware Ivy Systematic Emerging Markets Equity Fund Class A After Taxes on Distributions and Sales 5 years	Delaware Ivy Systematic Emerging Markets Equity Fund Class A After Taxes on Distributions and Sales 10 years	Delaware Ivy Systematic Emerging Markets Equity Fund Class C 1 year	Delaware Ivy Systematic Emerging Markets Equity Fund Class C 5 years	Delaware Ivy Systematic Emerging Markets Equity Fund Class C 10 years	Delaware Ivy Systematic Emerging Markets Equity Fund Class I 1 year	Delaware Ivy Systematic Emerging Markets Equity Fund Class I 5 years	Delaware Ivy Systematic Emerging Markets Equity Fund Class I 10 years	Delaware Ivy Systematic Emerging Markets Equity Fund Class R6 1 year	Delaware Ivy Systematic Emerging Markets Equity Fund Class R6 5 years	Delaware Ivy Systematic Emerging Markets Equity Fund Class R6 Lifetime	Delaware Ivy Systematic Emerging Markets Equity Fund Class R6 Inception Date	Delaware Ivy Systematic Emerging Markets Equity Fund Class R 1 year	Delaware Ivy Systematic Emerging Markets Equity Fund Class R 5 years	Delaware Ivy Systematic Emerging Markets Equity Fund Class R 10 years	Delaware Ivy Systematic Emerging Markets Equity Fund Class Y 1 year	Delaware Ivy Systematic Emerging Markets Equity Fund Class Y 5 years	Delaware Ivy Systematic Emerging Markets Equity Fund Class Y 10 years	Delaware Climate Solutions Fund MSCI ACWI (All Country World Index) (gross) 1 year	Delaware Climate Solutions Fund MSCI ACWI (All Country World Index) (gross) 5 years	Delaware Climate Solutions Fund MSCI ACWI (All Country World Index) (gross) 10 years	Delaware Climate Solutions Fund MSCI ACWI (All Country World Index) (net) 1 year	Delaware Climate Solutions Fund MSCI ACWI (All Country World Index) (net) 5 years	Delaware Climate Solutions Fund MSCI ACWI (All Country World Index) (net) 10 years	Delaware Climate Solutions Fund MSCI ACWI Investable Markets Index (net) 1 year	Delaware Climate Solutions Fund MSCI ACWI Investable Markets Index (net) 5 years	Delaware Climate Solutions Fund MSCI ACWI Investable Markets Index (net) 10 years	Delaware Climate Solutions Fund MSCI ACWI Investable Markets Index (gross) 1 year	Delaware Climate Solutions Fund MSCI ACWI Investable Markets Index (gross) 5 years	Delaware Climate Solutions Fund MSCI ACWI Investable Markets Index (gross) 10 years	Delaware Climate Solutions Fund Class A 1 year	Delaware Climate Solutions Fund Class A 5 years	Delaware Climate Solutions Fund Class A 10 years	Delaware Climate Solutions Fund Class A After Taxes on Distributions 1 year	Delaware Climate Solutions Fund Class A After Taxes on Distributions 5 years	Delaware Climate Solutions Fund Class A After Taxes on Distributions 10 years	Delaware Climate Solutions Fund Class A After Taxes on Distributions and Sales 1 year	Delaware Climate Solutions Fund Class A After Taxes on Distributions and Sales 5 years	Delaware Climate Solutions Fund Class A After Taxes on Distributions and Sales 10 years	Delaware Climate Solutions Fund Class C 1 year	Delaware Climate Solutions Fund Class C 5 years	Delaware Climate Solutions Fund Class C 10 years	Delaware Climate Solutions Fund Class I 1 year	Delaware Climate Solutions Fund Class I 5 years	Delaware Climate Solutions Fund Class I 10 years	Delaware Climate Solutions Fund Class R6 1 year	Delaware Climate Solutions Fund Class R6 5 years	Delaware Climate Solutions Fund Class R6 Lifetime	Delaware Climate Solutions Fund Class R6 Inception Date	Delaware Climate Solutions Fund Class R 1 year	Delaware Climate Solutions Fund Class R 5 years	Delaware Climate Solutions Fund Class R 10 years	Delaware Climate Solutions Fund Class Y 1 year	Delaware Climate Solutions Fund Class Y 5 years	Delaware Climate Solutions Fund Class Y 10 years	Delaware Ivy Global Growth Fund MSCI ACWI (All Country World Index) (gross) 1 year	Delaware Ivy Global Growth Fund MSCI ACWI (All Country World Index) (gross) 5 years	Delaware Ivy Global Growth Fund MSCI ACWI (All Country World Index) (gross) 10 years	Delaware Ivy Global Growth Fund MSCI ACWI Index (net) 1 year	Delaware Ivy Global Growth Fund MSCI ACWI Index (net) 5 years	Delaware Ivy Global Growth Fund MSCI ACWI Index (net) 10 years	Delaware Ivy Global Growth Fund Class A 1 year	Delaware Ivy Global Growth Fund Class A 5 years	Delaware Ivy Global Growth Fund Class A 10 years	Delaware Ivy Global Growth Fund Class A After Taxes on Distributions 1 year	Delaware Ivy Global Growth Fund Class A After Taxes on Distributions 5 years	Delaware Ivy Global Growth Fund Class A After Taxes on Distributions 10 years	Delaware Ivy Global Growth Fund Class A After Taxes on Distributions and Sales 1 year	Delaware Ivy Global Growth Fund Class A After Taxes on Distributions and Sales 5 years	Delaware Ivy Global Growth Fund Class A After Taxes on Distributions and Sales 10 years	Delaware Ivy Global Growth Fund Class C 1 year	Delaware Ivy Global Growth Fund Class C 5 years	Delaware Ivy Global Growth Fund Class C 10 years	Delaware Ivy Global Growth Fund Class I 1 year	Delaware Ivy Global Growth Fund Class I 5 years	Delaware Ivy Global Growth Fund Class I 10 years	Delaware Ivy Global Growth Fund Class R6 1 year	Delaware Ivy Global Growth Fund Class R6 5 years	Delaware Ivy Global Growth Fund Class R6 Lifetime	Delaware Ivy Global Growth Fund Class R6 Inception Date	Delaware Ivy Global Growth Fund Class R 1 year	Delaware Ivy Global Growth Fund Class R 5 years	Delaware Ivy Global Growth Fund Class R 10 years	Delaware Ivy Global Growth Fund Class Y 1 year	Delaware Ivy Global Growth Fund Class Y 5 years	Delaware Ivy Global Growth Fund Class Y 10 years	Delaware Ivy International Core Equity Fund MSCI ACWI (All Country World Index) ex USA Index (net) 1 year	Delaware Ivy International Core Equity Fund MSCI ACWI (All Country World Index) ex USA Index (net) 5 years	Delaware Ivy International Core Equity Fund MSCI ACWI (All Country World Index) ex USA Index (net) 10 years	Delaware Ivy International Core Equity Fund MSCI ACWI (All Country World Index) ex USA Index (gross) 1 year	Delaware Ivy International Core Equity Fund MSCI ACWI (All Country World Index) ex USA Index (gross) 5 years	Delaware Ivy International Core Equity Fund MSCI ACWI (All Country World Index) ex USA Index (gross) 10 years	Delaware Ivy International Core Equity Fund Class A 1 year	Delaware Ivy International Core Equity Fund Class A 5 years	Delaware Ivy International Core Equity Fund Class A 10 years	Delaware Ivy International Core Equity Fund Class A After Taxes on Distributions 1 year	Delaware Ivy International Core Equity Fund Class A After Taxes on Distributions 5 years	Delaware Ivy International Core Equity Fund Class A After Taxes on Distributions 10 years	Delaware Ivy International Core Equity Fund Class A After Taxes on Distributions and Sales 1 year	Delaware Ivy International Core Equity Fund Class A After Taxes on Distributions and Sales 5 years	Delaware Ivy International Core Equity Fund Class A After Taxes on Distributions and Sales 10 years	Delaware Ivy International Core Equity Fund Class C 1 year	Delaware Ivy International Core Equity Fund Class C 5 years	Delaware Ivy International Core Equity Fund Class C 10 years	Delaware Ivy International Core Equity Fund Class I 1 year	Delaware Ivy International Core Equity Fund Class I 5 years	Delaware Ivy International Core Equity Fund Class I 10 years	Delaware Ivy International Core Equity Fund Class R6 1 year	Delaware Ivy International Core Equity Fund Class R6 5 years	Delaware Ivy International Core Equity Fund Class R6 Lifetime	Delaware Ivy International Core Equity Fund Class R6 Inception Date	Delaware Ivy International Core Equity Fund Class R 1 year	Delaware Ivy International Core Equity Fund Class R 5 years	Delaware Ivy International Core Equity Fund Class R 10 years	Delaware Ivy International Core Equity Fund Class Y 1 year	Delaware Ivy International Core Equity Fund Class Y 5 years	Delaware Ivy International Core Equity Fund Class Y 10 years	Delaware Ivy Large Cap Growth Fund Russell 1000 Index 1 year	Delaware Ivy Large Cap Growth Fund Russell 1000 Index 5 years	Delaware Ivy Large Cap Growth Fund Russell 1000 Index 10 years	Delaware Ivy Large Cap Growth Fund Russell 1000® Growth Index 1 year	Delaware Ivy Large Cap Growth Fund Russell 1000® Growth Index 5 years	Delaware Ivy Large Cap Growth Fund Russell 1000® Growth Index 10 years	Delaware Ivy Large Cap Growth Fund Class A 1 year	Delaware Ivy Large Cap Growth Fund Class A 5 years	Delaware Ivy Large Cap Growth Fund Class A 10 years	Delaware Ivy Large Cap Growth Fund Class A After Taxes on Distributions 1 year	Delaware Ivy Large Cap Growth Fund Class A After Taxes on Distributions 5 years	Delaware Ivy Large Cap Growth Fund Class A After Taxes on Distributions 10 years	Delaware Ivy Large Cap Growth Fund Class A After Taxes on Distributions and Sales 1 year	Delaware Ivy Large Cap Growth Fund Class A After Taxes on Distributions and Sales 5 years	Delaware Ivy Large Cap Growth Fund Class A After Taxes on Distributions and Sales 10 years	Delaware Ivy Large Cap Growth Fund Class C 1 year	Delaware Ivy Large Cap Growth Fund Class C 5 years	Delaware Ivy Large Cap Growth Fund Class C 10 years	Delaware Ivy Large Cap Growth Fund Class I 1 year	Delaware Ivy Large Cap Growth Fund Class I 5 years	Delaware Ivy Large Cap Growth Fund Class I 10 years	Delaware Ivy Large Cap Growth Fund Class R6 1 year	Delaware Ivy Large Cap Growth Fund Class R6 5 years	Delaware Ivy Large Cap Growth Fund Class R6 Lifetime	Delaware Ivy Large Cap Growth Fund Class R6 Inception Date	Delaware Ivy Large Cap Growth Fund Class R 1 year	Delaware Ivy Large Cap Growth Fund Class R 5 years	Delaware Ivy Large Cap Growth Fund Class R 10 years	Delaware Ivy Large Cap Growth Fund Class Y 1 year	Delaware Ivy Large Cap Growth Fund Class Y 5 years	Delaware Ivy Large Cap Growth Fund Class Y 10 years	Delaware Ivy Mid Cap Growth Fund Russell 3000 Index 1 year	Delaware Ivy Mid Cap Growth Fund Russell 3000 Index 5 years	Delaware Ivy Mid Cap Growth Fund Russell 3000 Index 10 years	Delaware Ivy Mid Cap Growth Fund Russell Midcap® Growth Index 1 year	Delaware Ivy Mid Cap Growth Fund Russell Midcap® Growth Index 5 years	Delaware Ivy Mid Cap Growth Fund Russell Midcap® Growth Index 10 years	Delaware Ivy Mid Cap Growth Fund Class A 1 year	Delaware Ivy Mid Cap Growth Fund Class A 5 years	Delaware Ivy Mid Cap Growth Fund Class A 10 years	Delaware Ivy Mid Cap Growth Fund Class A After Taxes on Distributions 1 year	Delaware Ivy Mid Cap Growth Fund Class A After Taxes on Distributions 5 years	Delaware Ivy Mid Cap Growth Fund Class A After Taxes on Distributions 10 years	Delaware Ivy Mid Cap Growth Fund Class A After Taxes on Distributions and Sales 1 year	Delaware Ivy Mid Cap Growth Fund Class A After Taxes on Distributions and Sales 5 years	Delaware Ivy Mid Cap Growth Fund Class A After Taxes on Distributions and Sales 10 years	Delaware Ivy Mid Cap Growth Fund Class C 1 year	Delaware Ivy Mid Cap Growth Fund Class C 5 years	Delaware Ivy Mid Cap Growth Fund Class C 10 years	Delaware Ivy Mid Cap Growth Fund Class I 1 year	Delaware Ivy Mid Cap Growth Fund Class I 5 years	Delaware Ivy Mid Cap Growth Fund Class I 10 years	Delaware Ivy Mid Cap Growth Fund Class R6 1 year	Delaware Ivy Mid Cap Growth Fund Class R6 5 years	Delaware Ivy Mid Cap Growth Fund Class R6 Lifetime	Delaware Ivy Mid Cap Growth Fund Class R6 Inception Date	Delaware Ivy Mid Cap Growth Fund Class R 1 year	Delaware Ivy Mid Cap Growth Fund Class R 5 years	Delaware Ivy Mid Cap Growth Fund Class R 10 years	Delaware Ivy Mid Cap Growth Fund Class Y 1 year	Delaware Ivy Mid Cap Growth Fund Class Y 5 years	Delaware Ivy Mid Cap Growth Fund Class Y 10 years	Delaware Ivy Mid Cap Income Opportunities Fund Inception Date	Delaware Ivy Mid Cap Income Opportunities Fund Russell 3000 Index 1 year	Delaware Ivy Mid Cap Income Opportunities Fund Russell 3000 Index 5 years	Delaware Ivy Mid Cap Income Opportunities Fund Russell 3000 Index Lifetime	Delaware Ivy Mid Cap Income Opportunities Fund Russell Midcap Index 1 year	Delaware Ivy Mid Cap Income Opportunities Fund Russell Midcap Index 5 years	Delaware Ivy Mid Cap Income Opportunities Fund Russell Midcap Index Lifetime	Delaware Ivy Mid Cap Income Opportunities Fund Class A 1 year	Delaware Ivy Mid Cap Income Opportunities Fund Class A 5 years	Delaware Ivy Mid Cap Income Opportunities Fund Class A Lifetime	Delaware Ivy Mid Cap Income Opportunities Fund Class A After Taxes on Distributions 1 year	Delaware Ivy Mid Cap Income Opportunities Fund Class A After Taxes on Distributions 5 years	Delaware Ivy Mid Cap Income Opportunities Fund Class A After Taxes on Distributions Lifetime	Delaware Ivy Mid Cap Income Opportunities Fund Class A After Taxes on Distributions and Sales 1 year	Delaware Ivy Mid Cap Income Opportunities Fund Class A After Taxes on Distributions and Sales 5 years	Delaware Ivy Mid Cap Income Opportunities Fund Class A After Taxes on Distributions and Sales Lifetime	Delaware Ivy Mid Cap Income Opportunities Fund Class C 1 year	Delaware Ivy Mid Cap Income Opportunities Fund Class C 5 years	Delaware Ivy Mid Cap Income Opportunities Fund Class C Lifetime	Delaware Ivy Mid Cap Income Opportunities Fund Class I 1 year	Delaware Ivy Mid Cap Income Opportunities Fund Class I 5 years	Delaware Ivy Mid Cap Income Opportunities Fund Class I Lifetime	Delaware Ivy Mid Cap Income Opportunities Fund Class R6 1 year	Delaware Ivy Mid Cap Income Opportunities Fund Class R6 5 years	Delaware Ivy Mid Cap Income Opportunities Fund Class R6 Lifetime	Delaware Ivy Mid Cap Income Opportunities Fund Class R 1 year	Delaware Ivy Mid Cap Income Opportunities Fund Class R 5 years	Delaware Ivy Mid Cap Income Opportunities Fund Class R Lifetime	Delaware Ivy Mid Cap Income Opportunities Fund Class Y 1 year	Delaware Ivy Mid Cap Income Opportunities Fund Class Y 5 years	Delaware Ivy Mid Cap Income Opportunities Fund Class Y Lifetime	Delaware Ivy Science and Technology Fund S&P 500® Index 1 year	Delaware Ivy Science and Technology Fund S&P 500® Index 5 years	Delaware Ivy Science and Technology Fund S&P 500® Index 10 years	Delaware Ivy Science and Technology Fund S&P North American Technology Sector Index 1 year	Delaware Ivy Science and Technology Fund S&P North American Technology Sector Index 5 years	Delaware Ivy Science and Technology Fund S&P North American Technology Sector Index 10 years	Delaware Ivy Science and Technology Fund Class A 1 year	Delaware Ivy Science and Technology Fund Class A 5 years	Delaware Ivy Science and Technology Fund Class A 10 years	Delaware Ivy Science and Technology Fund Class A After Taxes on Distributions 1 year	Delaware Ivy Science and Technology Fund Class A After Taxes on Distributions 5 years	Delaware Ivy Science and Technology Fund Class A After Taxes on Distributions 10 years	Delaware Ivy Science and Technology Fund Class A After Taxes on Distributions and Sales 1 year	Delaware Ivy Science and Technology Fund Class A After Taxes on Distributions and Sales 5 years	Delaware Ivy Science and Technology Fund Class A After Taxes on Distributions and Sales 10 years	Delaware Ivy Science and Technology Fund Class C 1 year	Delaware Ivy Science and Technology Fund Class C 5 years	Delaware Ivy Science and Technology Fund Class C 10 years	Delaware Ivy Science and Technology Fund Class I 1 year	Delaware Ivy Science and Technology Fund Class I 5 years	Delaware Ivy Science and Technology Fund Class I 10 years	Delaware Ivy Science and Technology Fund Class R6 1 year	Delaware Ivy Science and Technology Fund Class R6 5 years	Delaware Ivy Science and Technology Fund Class R6 Lifetime	Delaware Ivy Science and Technology Fund Class R6 Inception Date	Delaware Ivy Science and Technology Fund Class R 1 year	Delaware Ivy Science and Technology Fund Class R 5 years	Delaware Ivy Science and Technology Fund Class R 10 years	Delaware Ivy Science and Technology Fund Class Y 1 year	Delaware Ivy Science and Technology Fund Class Y 5 years	Delaware Ivy Science and Technology Fund Class Y 10 years	Delaware Ivy Smid Cap Core Fund Russell 3000 Index 1 year	Delaware Ivy Smid Cap Core Fund Russell 3000 Index 5 years	Delaware Ivy Smid Cap Core Fund Russell 3000 Index 10 years	Delaware Ivy Smid Cap Core Fund Russell 2500TM Index 1 year	Delaware Ivy Smid Cap Core Fund Russell 2500TM Index 5 years	Delaware Ivy Smid Cap Core Fund Russell 2500TM Index 10 years	Delaware Ivy Smid Cap Core Fund Russell 2000® Index 1 year	Delaware Ivy Smid Cap Core Fund Russell 2000® Index 5 years	Delaware Ivy Smid Cap Core Fund Russell 2000® Index 10 years	Delaware Ivy Smid Cap Core Fund Class A 1 year	Delaware Ivy Smid Cap Core Fund Class A 5 years	Delaware Ivy Smid Cap Core Fund Class A 10 years	Delaware Ivy Smid Cap Core Fund Class A After Taxes on Distributions 1 year	Delaware Ivy Smid Cap Core Fund Class A After Taxes on Distributions 5 years	Delaware Ivy Smid Cap Core Fund Class A After Taxes on Distributions 10 years	Delaware Ivy Smid Cap Core Fund Class A After Taxes on Distributions and Sales 1 year	Delaware Ivy Smid Cap Core Fund Class A After Taxes on Distributions and Sales 5 years	Delaware Ivy Smid Cap Core Fund Class A After Taxes on Distributions and Sales 10 years	Delaware Ivy Smid Cap Core Fund Class C 1 year	Delaware Ivy Smid Cap Core Fund Class C 5 years	Delaware Ivy Smid Cap Core Fund Class C 10 years	Delaware Ivy Smid Cap Core Fund Class I 1 year	Delaware Ivy Smid Cap Core Fund Class I 5 years	Delaware Ivy Smid Cap Core Fund Class I 10 years	Delaware Ivy Smid Cap Core Fund Class R6 1 year	Delaware Ivy Smid Cap Core Fund Class R6 5 years	Delaware Ivy Smid Cap Core Fund Class R6 Lifetime	Delaware Ivy Smid Cap Core Fund Class R6 Inception Date	Delaware Ivy Smid Cap Core Fund Class R 1 year	Delaware Ivy Smid Cap Core Fund Class R 5 years	Delaware Ivy Smid Cap Core Fund Class R 10 years	Delaware Ivy Smid Cap Core Fund Class Y 1 year	Delaware Ivy Smid Cap Core Fund Class Y 5 years	Delaware Ivy Smid Cap Core Fund Class Y 10 years	Delaware Ivy Small Cap Growth Fund Russell 3000 Index 1 year	Delaware Ivy Small Cap Growth Fund Russell 3000 Index 5 years	Delaware Ivy Small Cap Growth Fund Russell 3000 Index 10 years	Delaware Ivy Small Cap Growth Fund Russell 2000® Growth Index 1 year	Delaware Ivy Small Cap Growth Fund Russell 2000® Growth Index 5 years	Delaware Ivy Small Cap Growth Fund Russell 2000® Growth Index 10 years	Delaware Ivy Small Cap Growth Fund Class A 1 year	Delaware Ivy Small Cap Growth Fund Class A 5 years	Delaware Ivy Small Cap Growth Fund Class A 10 years	Delaware Ivy Small Cap Growth Fund Class A After Taxes on Distributions 1 year	Delaware Ivy Small Cap Growth Fund Class A After Taxes on Distributions 5 years	Delaware Ivy Small Cap Growth Fund Class A After Taxes on Distributions 10 years	Delaware Ivy Small Cap Growth Fund Class A After Taxes on Distributions and Sales 1 year	Delaware Ivy Small Cap Growth Fund Class A After Taxes on Distributions and Sales 5 years	Delaware Ivy Small Cap Growth Fund Class A After Taxes on Distributions and Sales 10 years	Delaware Ivy Small Cap Growth Fund Class C 1 year	Delaware Ivy Small Cap Growth Fund Class C 5 years	Delaware Ivy Small Cap Growth Fund Class C 10 years	Delaware Ivy Small Cap Growth Fund Class I 1 year	Delaware Ivy Small Cap Growth Fund Class I 5 years	Delaware Ivy Small Cap Growth Fund Class I 10 years	Delaware Ivy Small Cap Growth Fund Class R6 1 year	Delaware Ivy Small Cap Growth Fund Class R6 5 years	Delaware Ivy Small Cap Growth Fund Class R6 Lifetime	Delaware Ivy Small Cap Growth Fund Class R6 Inception Date	Delaware Ivy Small Cap Growth Fund Class R 1 year	Delaware Ivy Small Cap Growth Fund Class R 5 years	Delaware Ivy Small Cap Growth Fund Class R 10 years	Delaware Ivy Small Cap Growth Fund Class Y 1 year	Delaware Ivy Small Cap Growth Fund Class Y 5 years	Delaware Ivy Small Cap Growth Fund Class Y 10 years
Total	22.81%	12.27%	8.48%	22.20%	11.72%	7.92%	8.94%	8.18%	3.15%	7.84%	5.97%	1.07%	5.40%	5.97%	1.99%	13.63%	8.57%	3.16%	15.84%	9.75%	4.03%	15.96%	9.89%	4.59%	Jul. 31, 2014	15.24%	9.11%	3.42%	15.60%	9.48%	3.78%	26.29%	15.69%	12.03%	5.53%	1.10%	1.81%	9.53%	8.32%	5.75%	9.14%	5.82%	3.84%	5.75%	6.25%	4.23%	14.32%	8.76%	5.77%	16.51%	9.87%	6.63%	16.51%	10.00%	6.95%	Jul. 31, 2014	15.87%	9.24%	6.02%	16.20%	9.62%	6.39%	26.29%	15.69%	12.03%	16.46%	14.62%	9.81%	13.28%	11.93%	7.50%	11.85%	11.39%	7.42%	21.71%	15.04%	9.76%	23.86%	16.24%	10.74%	23.85%	16.37%	11.13%	Jul. 31, 2014	23.23%	15.58%	10.07%	23.52%	16.12%	10.68%	9.83%	3.68%	2.66%	10.27%	4.07%	3.05%	4.42%	3.79%	2.88%	4.26%	3.07%	2.46%	3.79%	3.08%	2.31%	9.03%	4.30%	2.87%	11.06%	5.42%	3.88%	11.20%	5.47%	3.88%	Jul. 31, 2014	10.55%	4.73%	3.21%	10.75%	5.08%	3.54%	22.81%	12.27%	8.48%	22.20%	11.72%	7.92%	21.58%	11.49%	7.77%	22.19%	12.03%	8.31%	(9.73%)	3.18%	(4.78%)	(10.28%)	2.80%	(4.96%)	(5.38%)	2.41%	(3.45%)	(5.68%)	3.64%	(4.73%)	(3.85%)	4.77%	(3.85%)	(3.84%)	4.78%	(5.31%)	Jul. 31, 2014	(4.31%)	4.04%	(4.47%)	(4.06%)	4.40%	(4.15%)	22.81%	12.27%	8.48%	22.20%	11.72%	7.92%	12.20%	10.51%	6.77%	10.64%	7.16%	4.61%	8.31%	8.02%	5.13%	17.17%	10.85%	6.71%	19.34%	12.11%	7.73%	19.40%	12.23%	7.97%	Jul. 31, 2014	18.77%	11.47%	7.10%	19.02%	11.82%	7.45%	15.61%	7.08%	3.83%	16.21%	7.60%	4.32%	10.03%	6.13%	3.22%	9.09%	5.55%	2.36%	6.12%	4.65%	2.31%	14.86%	6.64%	3.28%	17.02%	7.81%	4.22%	17.11%	7.83%	3.88%	Jul. 31, 2014	16.41%	7.08%	3.55%	16.74%	7.44%	3.90%	26.53%	15.52%	11.80%	42.68%	19.50%	14.86%	29.89%	17.10%	13.30%	28.94%	14.67%	11.21%	18.33%	13.29%	10.41%	35.74%	17.52%	13.28%	38.17%	18.85%	14.30%	38.23%	18.87%	14.88%	Jul. 31, 2014	37.51%	18.07%	13.59%	37.83%	18.49%	14.02%	25.96%	15.16%	11.48%	25.87%	13.81%	10.57%	13.09%	13.34%	9.81%	11.29%	10.96%	7.60%	8.87%	10.58%	7.52%	18.07%	13.81%	9.81%	20.31%	15.09%	10.82%	20.35%	15.10%	11.56%	Jul. 31, 2014	19.67%	14.30%	10.10%	20.01%	14.69%	10.49%	Oct. 01, 2014	25.96%	15.16%	11.64%	17.23%	12.68%	9.42%	10.84%	9.97%	8.87%	9.21%	9.05%	8.15%	7.08%	7.72%	7.05%	15.77%	10.45%	8.87%	17.95%	11.69%	9.94%	17.96%	11.70%	9.98%	17.36%	10.93%	9.19%	17.60%	11.29%	9.57%	26.29%	15.69%	12.03%	61.13%	22.22%	18.72%	32.56%	16.16%	10.59%	29.05%	11.45%	7.73%	21.46%	12.62%	8.28%	38.59%	16.60%	10.60%	41.00%	17.78%	11.51%	41.06%	17.94%	12.23%	Jul. 31, 2014	40.25%	17.11%	10.86%	40.63%	17.53%	11.26%	25.96%	15.16%	11.48%	17.42%	11.67%	8.36%	16.93%	9.97%	7.16%	9.81%	8.44%	6.95%	9.68%	5.98%	4.53%	5.88%	6.17%	4.89%	14.62%	8.94%	6.99%	16.85%	10.19%	8.03%	16.90%	10.21%	8.47%	Jul. 31, 2014	16.29%	9.45%	7.34%	16.58%	9.79%	7.69%	25.96%	15.16%	11.48%	18.66%	9.22%	7.16%	6.73%	6.60%	6.45%	5.46%	3.66%	3.70%	4.86%	5.19%	4.82%	11.48%	7.05%	6.48%	13.59%	8.25%	7.45%	13.62%	8.27%	8.55%	Jul. 31, 2014	13.06%	7.54%	6.78%	13.34%	7.89%	7.14%